Employee Benefit Plan, Description of Plan (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP-43-1301883-009 [ARSP]
EBP, Description of Plan [Line Items]
Dividend distribution to participants	$ 5,416,544
EBP-43-1301883-011 [PRRSP]
EBP, Description of Plan [Line Items]
Dividend distribution to participants	6,576
EBP, Participant-Directed [Member] | EBP-43-1301883-009 [ARSP]
EBP, Description of Plan [Line Items]
Dividend distribution to participants	$ 15,465